GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

9.	GENERAL AND ADMINISTRATIVE EXPENSES

(in thousands)	Nine months ended September 30, 2025	Nine months ended September 30, 2024	Three months ended September 30, 2025	Three months ended September 30, 2024
Salaries and related expenses	$1,019	$711	$345	$266
Professional services	1,363	571	947	225
Consulting and director fees	1,320	943	536	375
Travel	110	86	19	10
Office and general	850	700	336	216
Regulatory and filing fees	132	119	18	48
Shareholder relations	85	108	37	26
Total	$4,879	$3,238	$2,238	$1,166

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024